Note 23 - Business Segments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total

At or for the year ended December 31, 201 7 :
Interest income – external customers	$27,680	0	0	27,680
Non-interest income – external customers	7,654	0	0	7,654
Intersegment non-interest income	210	4,879	(5,089)	0
Interest expense	1,491	306	0	1,797
Non-interest expense	24,722	742	(210)	25,254
Income tax expense (b enefit )	4,976	(574)	0	4,402
Net income	4,879	4,404	(4,879)	4,404
Total assets	722,532	79,254	(79,101)	722,685

At or for the year ended December 31, 2016:
Interest income – external customers	$27,349	0	0	27,349
Non-interest income – external customers	8,201	0	0	8,201
Intersegment interest income	0	1	(1)	0
Intersegment non-interest income	210	7,148	(7,358)	0
Interest expense	1,004	589	0	1,593
Non-interest expense	23,572	768	(210)	24,130
Income tax expense (benefit)	4,680	(558)	0	4,122
Net income	7,148	6,350	(7,148)	6,350
Total assets	681,257	82,222	(81,456)	682,023

At or for the year ended December 31, 201 5:
Interest income – external customers	$21,453	0	0	21,453
Non-interest income – external customers	7,653	0	0	7,653
Intersegment interest income	0	1	(1)	0
Intersegment non-interest income	204	3,629	(3,833)	0
Interest expense	937	571	(1)	1,507
Non-interest expense	22,760	640	(204)	23,196
Income tax expense (benefit)	2,148	(537)	0	1,611
Net income	3,629	2,956	(3,629)	2,956
Total assets	642,151	78,162	(77,152)	643,161